Acquisitions, Divestures and Exchanges (Details) (USD $)	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Acquisitions, divestures and exchanges
Goodwill					$ 2,963,000	[1]
Licenses	17,101,000		15,750,000		337,622,000
Customer lists					1,045,000
Net tangible assets (liabilities)					341,000
Purchase price	17,101,000	[2]	15,750,000	[2]	341,971,000	[2]
Amortizable goodwill acquired					1,600,000
FCC Auction73 Licenses [Member]
Acquisitions, divestures and exchanges
Licenses					300,479,000	[3]
Purchase price					300,479,000	[2],[3]
Other Licenses [Member]
Acquisitions, divestures and exchanges
Licenses					32,340,000
Purchase price					32,340,000	[2]
Businesses [Member]
Acquisitions, divestures and exchanges
Goodwill					2,963,000	[1]
Licenses					4,803,000
Customer lists					1,045,000
Net tangible assets (liabilities)					341,000
Purchase price					$ 9,152,000	[2]

[1]	$1.6 million of the goodwill was amortizable for income tax purposes in 2008.
[2]	Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[3]	King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.